Subsequent Events	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
Subsequent Events

Note 9

Subsequent Events:

Management has evaluated subsequent events that have occurred through the date these unaudited interim condensed financial statements were issued.

Warrant Exchange Agreement

On August 5, 2025, the Company entered into a warrant exchange agreement (the “Exchange Agreement”) with Alpha. Pursuant to the terms of the Exchange Agreement, the Company and Alpha agreed to exchange a certain common share purchase warrant dated October 10, 2024 to purchase 207,913 of the Company’s common shares previously issued to Alpha under a securities purchase agreement dated October 9, 2024, between the Company and certain accredited investors, including Alpha (the “Warrant”), for 100,000 common shares (the “Exchange Shares”).

The Exchange Shares are being issued in reliance on an exemption from registration under Section 3(a)(9) of the Securities Act of 1933, as amended. Pursuant to the Exchange Agreement, the Company agreed to issue the Exchange Shares within one trading day of execution, and acknowledged that Alpha’s holding period for Rule 144 purposes will tack back to the original issue date of the Warrant. The Exchange Shares will have the same rights as the warrant shares under specified provisions of the Warrant.

In addition, Alpha waived any liquidated damages related solely to the Company’s registration obligations under the securities purchase agreements dated October 9, 2024 and December 4, 2024, and the related Registration Rights Agreement, all as previously executed between the Company and Alpha. No other rights under any other agreements were waived.